Derivative Liabilities and Collateral Pledged (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Gross amounts of recognized liabilities	$ 119,239,000		$ 154,280,000
Derivative Liabilities not subject to master netting agreements	7,300,000		7,300,000
Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized liabilities	111,963,000	[1]	147,021,000	[1]
Gross amounts offset in the Statement of Condition	0		0
Net amounts of liabilities presented in the Statement of Condition	111,963,000	[1],[2]	147,021,000	[1],[2]
Derivative assets available for offset	(15,768,000)		(68,216,000)
Collateral pledged	(78,390,000)		(59,999,000)
Net amount	17,805,000		18,806,000
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized liabilities	111,963,000
Net amounts of liabilities presented in the Statement of Condition	$ 111,963,000

[1]	2014 and 2013 are comprised entirely of interest rate derivative contracts.
[2]

Included in Derivative Liabilities on the Consolidated Statements of Condition. As of December 31, 2014 and 2013, $7.3 million of derivative liabilities (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.